STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		99 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Mar. 31, 2011 Pre Acquisition	Mar. 31, 2010 Pre Acquisition	Dec. 31, 2010 Pre Acquisition	Dec. 31, 2009 Pre Acquisition
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (5,469,502)	$ (4,098,423)	$ (4,560,263)	$ (6,219,873)	$ (24,045,004)	$ (1,010,072)	$ 5,350,122	$ 2,095,392	$ (22,273,306)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Depreciation and amortization	439,587	435,917	580,114	576,745	1,831,197	2,240	27,290	35,342	32,354
Stock-based compensation	655,656	331,186	353,340	502,199	1,947,413	108,378	(97,479)	337,298	864,337
Intrinsic value of beneficial conversion feature associated with convertible debt	257,973	213,792	213,792		213,792
Issuance of stock for technology and services					89,520
Impairment of intangible assets		19,671	19,671		19,671
Loss on disposal of fixed assets	6,009			1,607	30,468
(Gain) loss on derivative warrants	66,820					(125,490)	(7,897,441)	(8,118,174)	12,114,371
Non-cash settlement of liquidated damages								819,000
Changes in:
Prepaid expenses and other current assets	(224,548)	20,614	18,584	23,152	(62,914)	35,483	(47,574)	39,397	26,862
Accounts payable and accrued liabilities	(331,357)	(419,634)	(322,707)	278,131	392,881	(315,715)	(403,760)	(2,733,494)	(1,354,695)
Accrued interest	158,672	222,748	305,049		305,049
Accrued compensation							(238,022)	(245,711)	5,072
Deferred rent	6,083	4,765	9,973	62,789	115,311
Deferred revenue						(8,333)	(8,333)	(33,333)	(33,333)
Cash used in operating activities	(4,434,607)	(3,269,364)	(3,382,447)	(4,775,250)	(19,162,616)	(1,313,509)	(3,315,197)	(7,804,283)	(10,618,338)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	905,649
Purchases of fixed assets	(112,195)		(1,652)	(143,347)	(5,368,181)				(18,000)
Proceeds from sale of fixed assets					7,000
Purchases of short-term certificates of deposit					(5,500,730)
Proceeds from short-term certificates of deposit					5,500,730
Change in restricted cash	500,000				(555,000)
Payment for intangible assets					(19,671)
Cash provided by (used in) investing activities	1,293,454		(1,652)	(143,347)	(5,935,852)				(18,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes		2,720,985	2,720,985		2,720,985
Proceeds from long-term obligations			450,000		1,677,945
Payments on long-term obligations	(675,743)	(141,794)	(190,789)	(177,807)	(552,201)
Payments on capital lease obligations	(1,549)	(1,446)	(1,944)	(619)	(2,563)
Proceeds from issuance of common stock, net of issuance costs	4,866,406				21,709,708			1,249,138	8,938,884
Proceeds from exercise of warrant					250,000
Proceeds from issuance of Series E convertible preferred stock and warrants, net									9,204,531
Repurchase of common stock					(31,667)
Cash paid in lieu of fractional shares in a business combination	(145)
Change in deferred issuance costs	(130,800)	99,461	99,461	(99,461)		(28,500)
Proceeds from exercise of stock options							157,400	158,567
Cash provided by (used in) financing activities	4,058,169	2,677,206	3,077,713	(277,887)	25,772,207	(28,500)	157,400	1,407,705	18,143,415
INCREASE (DECREASE) IN CASH AND EQUIVALENTS	917,016	(592,158)	(306,386)	(5,196,484)	673,739	(1,342,009)	(3,157,797)	(6,396,578)	7,507,077
CASH AND EQUIVALENTS AT BEGINNING OF PERIOD	673,739	980,125	980,125	6,176,609		2,372,951	8,769,529	8,769,529	1,262,452
CASH AND EQUIVALENTS AT END OF PERIOD	1,590,755	387,967	673,739	980,125	673,739	1,030,942	5,611,732	2,372,951	8,769,529
SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES
Interest paid	13,716	42,888	55,454	68,436	194,973
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	48,339						2,584,397
Issuance of common stock upon conversion of notes payable and accrued interest	3,184,707
Carrying value of redeemable preferred stock converted into common stock							4,689,593
Fair value of assets acquired in exchange for securities in a business combination	78,407
Fair value of liabilities assumed in exchange for securities in a business combination	(439,615)
Excess of purchase price over net assets acquired in a business combination	1,675,462
Fair value of common stock issued in exchange for tender of derivative warrants									1,625,760
Exchange of Series D for Series E preferred stock									13,904,100
Relative fair value of warrants issued to stockholders								$ 504,227	$ 4,835,727